Finance Receivables - New Volume of the TDR Finance Receivables Held for Investment and Sale (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) account	Dec. 31, 2014 USD ($) account	Dec. 31, 2013 USD ($) account
Personal Loans | Personal Loans Held for Sale
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 1	$ 0
Post-modification TDR net finance receivables	$ 1	$ 0
Number of TDR accounts | account	162	0
SpringCastle Portfolio | Spring Castle Portfolio Held for Investment
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 7	$ 10	$ 0
Financing receivable, post-modification rate reduction	6	10	0
Financing receivable, post-modification other	0	0	0
Post-modification TDR net finance receivables	$ 6	$ 10	$ 0
Number of TDR accounts | account	721	1,155	0
Personal Loans Held for Sale | Personal Loans | consumer loan held for investment [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 48	$ 18	$ 15
Financing receivable, post-modification rate reduction	31	10	8
Financing receivable, post-modification other	12	6	4
Post-modification TDR net finance receivables	$ 43	$ 16	$ 12
Number of TDR accounts | account	8,425	4,213	3,240
Real Estate Loans Held for Sale | Real Estate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 6	$ 6
Post-modification TDR net finance receivables	$ 7	$ 7
Number of TDR accounts | account	113	94
Real Estate Loans Held for Sale | Real Estate Loan | Real Estate Loans Held for Investment
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 21	$ 215	$ 576
Financing receivable, post-modification rate reduction	17	158	554
Financing receivable, post-modification other	5	46	51
Post-modification TDR net finance receivables	$ 22	$ 204	$ 605
Number of TDR accounts | account	385	2,385	7,106
finance receivables Loans Held for Sale [Member] | Financing Receivable
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 7	$ 6
Post-modification TDR net finance receivables	$ 8	$ 7
Number of TDR accounts | account	275	94
finance receivables Loans Held for Sale [Member] | Financing Receivable | Finance Receivables Held for Investment
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 76	$ 243	$ 591
Financing receivable, post-modification rate reduction	54	178	562
Financing receivable, post-modification other	17	52	55
Post-modification TDR net finance receivables	$ 71	$ 230	$ 617
Number of TDR accounts | account	9,531	7,753	10,346